Borrowings and other financial liabilities - Schedule Of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total undiscounted lease liabilities	$ 20,957	$ 21,755
Lease liabilities included in the Consolidated balance sheet	16,868	21,582
Current	721	4,370
Non-Current	16,147	17,212
Less than one year [member]
Disclosure of detailed information about borrowings [line items]
Total undiscounted lease liabilities	1,121	4,386
One to five years [Member]
Disclosure of detailed information about borrowings [line items]
Total undiscounted lease liabilities	19,631	15,334
More than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total undiscounted lease liabilities	$ 205	$ 2,035